Related Party Transactions - Transactions with other affiliates of Geveran (Details) - Affiliated Entity - Transactions With Other Affiliates of Geveran - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Total related party transactions	$ 1,902	$ 3,007	$ 1,300
Seatankers Management Co. Ltd
Related Party Transaction [Line Items]
Total related party transactions	548	616	300
Seatankers Management Norway AS
Related Party Transaction [Line Items]
Total related party transactions	84	58	0
Frontline Management (Bermuda) Limited
Related Party Transaction [Line Items]
Total related party transactions	711	1,864	0
Frontline Management AS
Related Party Transaction [Line Items]
Total related party transactions	336	469	1,000
Flex LNG Fleet Management AS
Related Party Transaction [Line Items]
Total related party transactions	$ 223	$ 0	$ 0